Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (28,974)	$ (61,982)	$ (443,721)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	66,491,000	63,471	54,918
Net loss per share Basic and diluted	$ (0.44)	$ (0.98)	$ (8.08)